Fair value measurements - Summary of Company's Financial Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	¥ 74,866	¥ 71,357
Equity securities with readily determinable fair values	670
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	128,084	168,546
Available-for-sale debt investments	74,866	71,357
Equity securities with readily determinable fair values	670
Total assets	203,620	239,903
Derivative liabilities	9,086	9,996
Fair Value, Recurring [Member] | Significant unobservable Inputs (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values	670
Total assets	670
Fair Value, Recurring [Member] | Significant other observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	128,084	168,546
Total assets	128,084	168,546
Derivative liabilities	0	190
Fair Value, Recurring [Member] | Significant unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	74,866	71,357
Total assets	74,866	71,357
Derivative liabilities	¥ 9,086	¥ 9,806